BNY Mellon US Large Cap Core Equity ETF

Summary Prospectus | March 1, 2021

Ticker Symbol: BKLC

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/etf. You can also get this information at no cost by calling 1-800-ETF-BNYM (383-2696) (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated March 1, 2021, are incorporated by reference into this summary prospectus.

BNY Mellon US Large Cap Core Equity ETF
Investment Objective

The fund seeks to track the performance of the Morningstar® US Large Cap IndexSM.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses* (Expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual fund operating expenses	0.00%

* The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fund's management agreement also provides that the Adviser will pay all acquired fund fees and expenses.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$0	$0	$0	$0

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. From the fund's commencement of operations on April 9, 2020, to the most recent fiscal year, the fund's portfolio turnover rate was 10.62% of the average value of its portfolio.

Principal Investment Strategy

To  pursue  its  goal,  the  fund  normally  invests  substantially  all  of  its  assets  in  equity  securities  comprising  the  Morningstar® US  Large  Cap IndexSM.

The Morningstar® US Large Cap IndexSM is a float-adjusted market capitalization weighted index designed to measure the performance  of  U.S.  large-capitalization  stocks.  The  index's  initial  universe  of  eligible securities  includes  common stock,  tracking  stock

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and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. The index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December. As of December 31, 2020, the index was comprised of 199 securities.

Under normal circumstances, the fund generally invests in all of the stocks in the index in proportion to their weighting in the index. However, the fund may invest in a representative sample of the index if replicating the index could be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the index, in instances in which a security in the index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the fund but not the index.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2020, 26.6% of the index consisted of securities of issuers in the information technology sector.

The  fund  is  classified  as  diversified  under the  Investment  Company  Act  of  1940,  as  amended  (1940 Act);  however, the  fund  may  become  non-diversified  solely  as  a  result  of  a  changes  in  the  composition  of  the  index  (e.g.,  changes  in weightings  of  one  or  more  component  securities).  When  the  fund  is  non-diversified,  it  may  invest  a  relatively  high percentage  of  its  assets  in  a  limited  number of  issuers.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares. Outdated or unreliable market information could result in errors in index data, index computations or the construction of the index in accordance with its methodology and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

• Large-cap stock risk. The fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to changes and opportunities affecting their business. In addition, large-capitalization companies may be subject to greater regulation than small- and mid-capitalization companies.

• Concentration risk. The fund will concentrate its investments (i.e., invest more than 25% its total assets) in a particular industry or group of industries to approximately the same extent that the index is concentrated. To the extent the fund concentrates in a particular industry or group of industries, it will be more susceptible to economic conditions and risks affecting those industries.

• Information technology companies risk. The information  technology  sector  has  been  among  the  most  volatile  sectors of  the  stock  market.  Because  the  fund's  investments  are  significantly  exposed  to  companies  in  the  information technology  sector,  its  performance  will  be  significantly  affected  by  developments  in  that  sector.  Information technology  companies  involve  greater  risk  because  their revenue  and/or  earnings  tend  to  be  less  predictable (and some  companies  may  be  experiencing  significant  losses)  and  their  share  prices  tend  to  be  more  volatile.  Certain information  technology  companies  may  have  limited  product  lines,  markets  or  financial  resources,  or  may  depend on  a  limited  management  group.  In  addition,  these  companies  are  strongly  affected  by  worldwide  technological developments,  and  their  products  and  services  may  not  be  economically  successful  or  may  quickly  become  outdated. Investor  perception  may  play  a  greater  role  in  determining  the  day-to-day  value  of  information  technology  stocks than  it  does  in  other  sectors.  Fund  investments  may  decline  dramatically  in  value  if  anticipated  products  or  services are  delayed  or  cancelled.  The  risks  associated  with  information  technology  companies  are  magnified  in  the  case  of small-cap technology  companies.

BNY Mellon US Large Cap Core Equity ETF Summary	2

• REIT risk. Investments in REITs expose the fund to risks similar to investing directly in real estate. REITs are characterized as equity REITs, mortgage REITs and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs generally hold both ownership interests and mortgage interests in real estate. The value of securities issued by REITs is affected by tax and regulatory requirements and by perceptions of management skill. They also may be affected by general economic conditions and are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation at an economically disadvantageous time, and the possibility of failing to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.

• Tracking stock risk. Many  of  the  risks  of  investing  in  common  stock  are  applicable  to  tracking  stock.  Tracking stock  is  a  separate  class  of  common  stock  whose  value  is  linked  to  a  specific  business  unit  or  operating  division  within  a  larger company  and  which  is  designed  to  "track"  the  performance  of  such  business  unit  or  division.  Therefore,  tracking stock  may  decline  in  value  even  if  the  common  stock  of  the  larger  company  increases  in  value.  In  addition,  holders of  tracking  stock  may  not  have  the  same  rights  as  holders  of  the  company's  common  stock.

• Issuer risk. A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Fluctuation of net asset value, share premiums and discounts risk. As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.  The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

• Non-diversification risk. To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund's invested assets are diversified.

• New fund risk. The fund is recently organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

BNY Mellon US Large Cap Core Equity ETF Summary	3

Performance

Since the fund has less than one full calendar year of operations, past performance information for the fund is not presented in this prospectus.  Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund's returns based on net assets and comparing the fund's performance to a broad based securities index.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Portfolio Management

The fund's investment adviser is BNY Mellon ETF Investment Adviser, LLC (Adviser). The Adviser has engaged its affiliate, Mellon Investments Corporation (Mellon), to serve as the fund's sub-adviser.

Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith are the fund's primary portfolio managers. Mr. Durante has been a primary portfolio manager of the fund since April 2020 and Messrs. France, Frysinger and Stoll and Mses. Shermeta and Walker Smith have been primary portfolio managers of the fund since October 2020. Mr. Durante is a Managing Director and Co-Head of Equity Index Portfolio Management at Mellon. Messrs. France, Frysinger and Stoll and Ms. Sheremeta are each a Vice President and Senior Portfolio Manager at Mellon. Ms. Walker Smith is a Director and Co-Head of Equity Index Portfolio Management at Mellon. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the fund's portfolio.

Purchase and Sale of Fund Shares

The fund  will  issue  (or redeem)  fund  shares  to  certain  institutional  investors  known  as "Authorized  Participants" (typically  market  makers  or  other  broker-dealers)  only  in  large  blocks  of  fund  shares  known  as  "Creation  Units." Creation  Unit  transactions  are  conducted  in  exchange  for  the  deposit  or  delivery  of  a  portfolio  of  in-kind  securities designated  by  the  fund  and/or  cash.

Individual  fund  shares  may  only  be  purchased  and  sold  on  the  NYSE  Arca,  Inc., other  national  securities  exchanges, electronic  crossing  networks  and  other  alternative  trading  systems  through your  broker-dealer  at  market  prices.  Because fund  shares  trade  at  market  prices  rather  than  at  net  asset  value  (NAV),  fund  shares  may  trade  at  a  price  greater  than NAV  (premium)  or  less  than  NAV  (discount).  When  buying  or  selling  shares  in  the  secondary  market,  you  may  incur costs  attributable  to  the  difference  between  the  highest  price  a  buyer  is  willing  to  pay  to  purchase  shares  of  the  fund (bid)  and  the  lowest  price  a  seller  is  willing  to  accept  for  shares  of  the  fund  (ask)  (the  "bid-ask  spread").  Recent  information  regarding  the  fund's  NAV,  market  price,  premiums  and  discounts,  and  bid-ask  spreads is available at www.im.bnymellon.com.
Tax Information

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you  purchase  fund  shares  through a  broker-dealer  or  other  financial  intermediary  (such  as  a  bank),  the  Adviser  or its  affiliates  may  pay  the  financial  intermediary  for  certain  activities  related  to  the  fund,  including  educational  training programs,  conferences,  the  development  of  technology  platforms  and  reporting  systems,  or  other  services  related  to the  sale  or  promotion  of  the  fund.  These  payments  may  create  a  conflict  of  interest  by  influencing  the  broker-dealer  or other  intermediary  and  your  salesperson  to  recommend  the  fund  over  another  investment. Ask  your  salesperson  or  visit your  financial  intermediary's  website  for  more  information.

The fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. (index provider) and the index provider makes no representation regarding the advisability of investing in the fund. The index provider determines the composition of the index and relative weightings of the securities in the index, which is subject to change by the index provider. The index provider publishes information regarding the market value of the index.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

BNY Mellon US Large Cap Core Equity ETF Summary	4